Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Acruence Active Hedge U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Acruence Active Hedge U.S. Equity ETF
Class Name	Acruence Active Hedge U.S. Equity ETF
Trading Symbol	XVOL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Acruence Active Hedge U.S. Equity ETF (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.acruenceetf.com. You can also request this information by contacting us at (833) 653‑6400 or by writing the Fund at Acruence Active Hedge U.S. Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 653‑6400
Additional Information Website	www.acruenceetf.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acruence Active Hedge U.S. Equity ETF	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Acruence Active Hedge U.S. Equity ETF ("XVOL") returned -0.58% (NAV) for the fiscal year ended March 31, 2025, underperforming the S&P 500 Total Return Index (SPXTR), which gained 8.25%.

Investment Strategy Update

XVOL's strategy targets exposure similar to a blended index of two distinct factors:

• U.S. Large Cap Momentum

• U.S. Large Cap Dividend Growth & Yield

Each component index selects up to 50 stocks, with the blended index combining the top 50 stocks by weight (normalized to 100). This dual-factor approach has historically provided more consistent returns by balancing growth and income-oriented exposures. While short-term performance lagged the broader market, the strategy is designed for long-term resilience, leveraging the complementary strengths of momentum and dividend growth. We remain confident in its potential to deliver risk-adjusted returns over time.

Additionally, XVOL maintains an allocation of approximately 1-2% to Volatility Call Spreads, designed to profit from large increases in market volatility. This tactical hedge helps mitigate risk during periods of market stress.

What Factors Influenced Performance?

The fiscal year presented several distinct market environments that impacted XVOL’s relative performance:

1. Strong Mega-Cap Leadership in Early 2024

The S&P 500 delivered robust returns, marking its second consecutive year with gains exceeding 20%, largely driven by the outsized performance of the “Magnificent Seven” mega-cap tech stocks.

While XVOL held some exposure to these names, its lower weightings—combined with its diversified factor approach—reduced participation in the market’s narrow leadership.

2. Late-Year Shift Toward Value Stocks

In the second half of the year, value stocks saw modest gains, but they lagged the tech-led growth rally.

XVOL’s blended strategy (momentum + dividend growth) helped balance exposure, but the Fund’s relative underweighting in the highest-flying growth stocks weighed on returns compared to the benchmark.

3.  Market Correction

The final three months of the fiscal year (2025) have brought a sharp reversal from the prior year’s rally, with markets turning volatile amid rising macroeconomic uncertainty.

Key Takeaways

• The market’s heavy concentration in mega-caps created a challenging environment for diversified strategies like XVOL during 2024.

• The Fund’s volatility hedge (1-2% in call spreads) had limited impact in a generally low-volatility, upward-trending market.

The blended momentum/dividend growth approach has faced headwinds recently in 2025 as:

• Momentum stocks struggled amid rapid sector rotation.

• Dividend growers were weighed down by broader risk-off sentiment, though their relative defensiveness helped cushion losses.

While 2025’s volatility posed challenges, XVOL’s strategy is designed to adapt across market cycles:

• The volatility hedge remains a tactical tool for downside hedge.

• The dual-factor portfolio (momentum + dividend growth) aims to balance growth participation with resilience during pullbacks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended March 31, 2025	1 Year	Since Inception (4/21/2021)
Acruence Active Hedge U.S. Equity ETF	-0.58%	1.84%
S&P 500® Total Return Index	8.25%	9.44%

Performance Inception Date	Apr. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.acruenceetf.com for more recent performance information.
Net Assets	$ 3,499,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 52,652
Investment Company, Portfolio Turnover	361.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$3,499
Number of Holdings	52
Total Advisory Fee Paid	$52,652
Annual Portfolio Turnover	361%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Broadcom, Inc.	4.2
MPLX LP	4.1
Heritage Financial Corp.	3.6
KeyCorp	3.2
Truist Financial Corp.	3.0
CME Group, Inc. - Class A	2.6
Altria Group, Inc.	2.4
Universal Corp.	2.4
OGE Energy Corp.	2.3
Carvana Co.	2.1